PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 96.0%
Common Stocks
Auto Components 0.2%
Stoneridge, Inc.*	138,318	$ 4,055,484
Banks 10.4%
Ameris Bancorp	643,686	27,382,403
Atlantic Union Bankshares Corp.	291,884	10,960,244
BankUnited, Inc.	1,413,756	51,686,919
Byline Bancorp, Inc.	229,310	4,487,597
East West Bancorp, Inc.	1,063,330	51,784,171
Pinnacle Financial Partners, Inc.	1,110,845	71,094,080
Wintrust Financial Corp.	188,500	13,364,650
		230,760,064
Biotechnology 2.6%
Amicus Therapeutics, Inc.*	1,118,897	10,898,057
Emergent BioSolutions, Inc.*	282,093	15,218,917
Exact Sciences Corp.*	106,088	9,811,018
Mirati Therapeutics, Inc.*(a)	82,732	10,660,845
Natera, Inc.*	220,662	7,434,103
Turning Point Therapeutics, Inc.*(a)	72,213	4,498,148
		58,521,088
Building Products 0.6%
Armstrong World Industries, Inc.	92,511	8,693,258
JELD-WEN Holding, Inc.*	214,387	5,018,800
		13,712,058
Capital Markets 3.2%
Assetmark Financial Holdings, Inc.*	242,861	7,047,826
Brightsphere Investment Group, Inc.	1,728,735	17,667,672
Focus Financial Partners, Inc. (Class A Stock)*	287,909	8,484,678
Lazard Ltd. (Class A Stock)	621,612	24,839,616
Moelis & Co. (Class A Stock)	386,497	12,336,984
		70,376,776
Chemicals 1.6%
Ferro Corp.*	447,941	6,642,965
PolyOne Corp.	805,148	29,621,395
		36,264,360

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 2.1%
Mobile Mini, Inc.	1,206,663	$ 45,744,594
Construction & Engineering 2.6%
Construction Partners, Inc. (Class A Stock)*(a)	325,917	5,498,220
Great Lakes Dredge & Dock Corp.*	2,041,312	23,128,065
Quanta Services, Inc.	689,397	28,065,352
		56,691,637
Construction Materials 2.2%
Summit Materials, Inc. (Class A Stock)*	2,077,718	49,657,460
Electric Utilities 0.7%
Alliant Energy Corp.	206,855	11,319,106
PNM Resources, Inc.	82,740	4,195,745
		15,514,851
Electronic Equipment, Instruments & Components 2.6%
CDW Corp.	370,792	52,963,929
nLight, Inc.*	277,870	5,635,204
		58,599,133
Energy Equipment & Services 0.8%
Cactus, Inc. (Class A Stock)	494,134	16,958,679
Entertainment 0.3%
IMAX Corp.*(a)	363,377	7,423,792
Equity Real Estate Investment Trusts (REITs) 8.7%
American Campus Communities, Inc.	516,665	24,298,755
Columbia Property Trust, Inc.	870,917	18,210,874
Cousins Properties, Inc.	668,323	27,534,908
Douglas Emmett, Inc.	225,760	9,910,864
Gaming & Leisure Properties, Inc.	1,217,376	52,408,037
Pebblebrook Hotel Trust	650,403	17,437,304
QTS Realty Trust, Inc. (Class A Stock)	298,451	16,196,936
Retail Opportunity Investments Corp.	965,433	17,049,547
Summit Hotel Properties, Inc.	866,582	10,693,622
		193,740,847
Food & Staples Retailing 2.2%
Performance Food Group Co.*	963,306	49,590,993

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products 2.2%
Adecoagro SA (Brazil)*	2,170,374	$ 18,166,030
Darling Ingredients, Inc.*	1,117,962	31,392,373
		49,558,403
Health Care Equipment & Supplies 3.0%
Glaukos Corp.*(a)	61,874	3,370,277
Hill-Rom Holdings, Inc.	219,467	24,916,089
Integra LifeSciences Holdings Corp.*	372,887	21,731,854
Silk Road Medical, Inc.*	260,300	10,510,914
SmileDirectClub, Inc.*(a)	619,629	5,415,557
		65,944,691
Health Care Providers & Services 1.9%
Acadia Healthcare Co., Inc.*	548,560	18,223,163
Guardant Health, Inc.*(a)	83,118	6,494,841
Premier, Inc. (Class A Stock)*(a)	332,704	12,602,827
WellCare Health Plans, Inc.*	13,947	4,605,439
		41,926,270
Health Care Technology 0.8%
Change Healthcare, Inc.*(a)	422,270	6,921,005
Livongo Health, Inc.*(a)	71,062	1,780,814
Phreesia, Inc.*(a)	64,322	1,713,538
Teladoc Health, Inc.*(a)	82,622	6,917,114
		17,332,471
Hotels, Restaurants & Leisure 3.4%
Penn National Gaming, Inc.*(a)	672,784	17,196,359
Planet Fitness, Inc. (Class A Stock)*(a)	325,807	24,331,267
Vail Resorts, Inc.	139,026	33,342,605
		74,870,231
Independent Power & Renewable Electricity Producers 1.5%
NextEra Energy Partners LP	637,760	33,578,064
Insurance 2.1%
Alleghany Corp.*	11,229	8,978,371
Axis Capital Holdings Ltd.	247,643	14,719,900

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Brighthouse Financial, Inc.*	458,720	$ 17,995,586
ProSight Global, Inc.*	302,208	4,874,615
		46,568,472
Interactive Media & Services 0.1%
Eventbrite, Inc. (Class A Stock)*	115,023	2,320,014
Internet & Direct Marketing Retail 0.5%
Etsy, Inc.*	228,852	10,138,144
IT Services 0.8%
InterXion Holding NV (Netherlands)*	209,913	17,592,809
Leisure Products 0.2%
Peloton Interactive, Inc. (Class A Stock)*(a)	178,006	5,055,370
Life Sciences Tools & Services 2.0%
Avantor, Inc.*(a)	944,720	17,146,668
PRA Health Sciences, Inc.*	127,726	14,196,745
Syneos Health, Inc.*	224,475	13,350,650
		44,694,063
Machinery 4.9%
CIRCOR International, Inc.*	344,364	15,923,391
Gardner Denver Holdings, Inc.*(a)	306,224	11,232,296
Harsco Corp.*	664,369	15,287,131
NN, Inc.	820,218	7,587,016
Nordson Corp.	42,165	6,866,149
Pentair PLC	156,316	7,170,215
Rexnord Corp.*	1,374,685	44,842,225
		108,908,423
Media 0.6%
Cardlytics, Inc.*	215,092	13,520,683
Metals & Mining 1.5%
Agnico Eagle Mines Ltd. (Canada)	306,317	18,872,191
Royal Gold, Inc.	113,005	13,814,861
		32,687,052

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 2.3%
MFA Financial, Inc.	4,864,402	$ 37,212,675
Starwood Property Trust, Inc.	585,458	14,554,486
		51,767,161
Multi-Utilities 0.6%
NiSource, Inc.	491,592	13,685,921
Oil, Gas & Consumable Fuels 3.2%
Tallgrass Energy LP (Class A Stock)	498,926	11,036,243
WPX Energy, Inc.*	4,341,378	59,650,534
		70,686,777
Pharmaceuticals 1.9%
Catalent, Inc.*	210,894	11,873,332
Horizon Therapeutics PLC*	857,970	31,058,514
		42,931,846
Professional Services 1.1%
Korn Ferry	591,791	25,091,938
Real Estate Management & Development 1.7%
Howard Hughes Corp. (The)*(a)	291,772	36,996,690
Road & Rail 2.6%
J.B. Hunt Transport Services, Inc.	133,769	15,621,544
Saia, Inc.*(a)	443,730	41,320,137
		56,941,681
Semiconductors & Semiconductor Equipment 4.5%
Brooks Automation, Inc.	353,780	14,844,609
Marvell Technology Group Ltd.	1,057,315	28,082,286
Monolithic Power Systems, Inc.	116,434	20,727,581
Tower Semiconductor Ltd. (Israel)*	582,072	14,004,652
Universal Display Corp.	105,996	21,842,596
		99,501,724
Software 4.9%
Appfolio, Inc. (Class A Stock)*	58,589	6,441,861
Avalara, Inc.*	50,000	3,662,500
CyberArk Software Ltd.*	269,477	31,415,629

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
HubSpot, Inc.*	290,352	$ 46,020,792
Paycom Software, Inc.*	40,528	10,730,193
Trade Desk, Inc. (The) (Class A Stock)*(a)	43,527	11,307,444
		109,578,419
Specialty Retail 4.2%
Boot Barn Holdings, Inc.*(a)	261,733	11,654,970
Burlington Stores, Inc.*	89,102	20,317,929
Five Below, Inc.*	283,093	36,196,271
Tractor Supply Co.	145,590	13,603,930
Ulta Beauty, Inc.*	46,522	11,776,579
		93,549,679
Textiles, Apparel & Luxury Goods 1.8%
Steven Madden Ltd.	937,860	40,337,359
Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc.*	129,943	4,155,577
Water Utilities 0.7%
Aqua America, Inc.	321,406	15,086,798

Total Long-Term Investments (cost $1,591,570,572)		2,132,618,546

Short-Term Investments 10.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	92,730,662	92,730,662
PGIM Institutional Money Market Fund (cost $140,489,407; includes $140,285,022 of cash collateral for securities on loan)(b)(w)	140,497,930	140,526,030

Total Short-Term Investments (cost $233,220,069)		233,256,692

TOTAL INVESTMENTS 106.5% (cost $1,824,790,641)		2,365,875,238
Liabilities in excess of other assets (6.5)%		(143,573,838)

Net Assets 100.0%		$ 2,222,301,400

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $138,815,167; cash collateral of $140,285,022 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).